Schedule of Related Party Transactions (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Related Party Transaction [Line Items]
Interest expense	$ 635,740	£ 502,959	£ 382,008
Mr Kevin Cox [Member]
Related Party Transaction [Line Items]
Relationship	Executive Director and Chief Executive Officer	Executive Director and Chief Executive Officer
Nature	Interest expense on loan from a director	Interest expense on loan from a director
Interest expense	$ 63,611	£ 50,325